Commitments and Contingencies (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 20, 2021 USD ($)	Jun. 20, 2021 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Purchase of a company			$ 4,705,365	¥ 30,000,000
Company prepaid	$ 1,882,146	¥ 12,000,000